Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
DEBT
DEBT
Long-term debt

	Due Date	2014	2013	2012
1.35% Senior Notes	2017	$699,460	$699,277	$699,091
4.00% Senior Notes	2042	298,595	298,545	298,493
7.375% Debentures	2027	119,369	119,366	129,060
7.45% Debentures	2097	3,500	3,500	3,500
2.02% to 8.00% Promissory Notes	Through 2029	1,791	1,685	2,109
3.125% Senior Notes	2014			499,912
		$1,122,715	$1,122,373	$1,632,165

Maturities of long-term debt are as follows for the next five years: $3,265 in 2015; $678 in 2016; $700,150 in 2017; $153 in 2018 and $156 in 2019. Interest expense on long-term debt was $56,408, $57,949 and $36,188 for 2014, 2013 and 2012, respectively.
Among other restrictions, the Company’s Notes, Debentures and revolving credit agreement contain certain covenants relating to liens, ratings changes, merger and sale of assets, consolidated leverage and change of control as defined in the agreements. In the event of default under any one of these arrangements, acceleration of the maturity of any one or more of these borrowings may result. The Company was in compliance with all covenants for all years presented.
On December 4, 2012, the Company issued $700,000 of 1.35% Senior Notes due 2017 and $300,000 of 4.00% Senior Notes due 2042. The Senior Notes are covered under a shelf registration filed with the Securities and Exchange Commission (SEC) on December 16, 2009. The proceeds are being used for general corporate purposes, including repayment of short-term borrowings and financing acquisitions.
Short-term borrowings. At December 31, 2014, borrowings outstanding under the domestic commercial paper program totaled $625,860 and were included in Short-term borrowings. The weighted-average interest rate related to these borrowings was 0.3% at December 31, 2014. At December 31, 2013 and 2012, there were no borrowings outstanding under the domestic commercial paper program. Borrowings outstanding under various foreign programs of $53,576, $96,551 and $69,035 at December 31, 2014, 2013 and 2012, respectively, were included in Short-term borrowings. The weighted-average interest rate related to these borrowings was 6.0%, 7.8% and 2.8% at December 31, 2014, 2013 and 2012, respectively.
On September 19, 2012, Sherwin-Williams Luxembourg S.à r.l., a wholly-owned subsidiary of the Company, entered into a €95,000 (Euro) five-year revolving credit facility. This facility replaced the existing €97,000 (Euro) credit facility. On June 29, 2012, Sherwin-Williams Canada Inc., a wholly-owned subsidiary of the Company, entered into a new CAD 75,000 five-year credit facility which replaced the existing credit facility. On March 18, 2013, the aggregate amount of this credit facility was increased to CAD 150,000. These credit facilities are being used for general corporate purposes, including refinancing indebtedness and for acquisitions.
On January 30, 2012, the Company entered into a five-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit of up to an aggregate availability of $500,000. On April 23, 2012, the Company entered into a five-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit up to an aggregate availability of $250,000. On November 14, 2012, the Company entered into a three-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit up to an aggregate availability of $250,000. The three credit agreements entered into in 2012 replace prior credit facilities that matured in 2012 and 2011. At December 31, 2014, 2013 and 2012, there were no borrowings outstanding under any of these credit agreements.
The Company uses a revolving credit agreement primarily to satisfy its commercial paper program’s dollar for dollar liquidity requirement. On July 8, 2011, the Company entered into a five-year $1.05 billion revolving credit agreement. The credit agreement allows the Company to extend the maturity of the facility with two one-year extension options and to increase the aggregate amount of the facility to $1.30 billion, both of which are subject to the discretion of each lender.